CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash and cash equivalents [line items]
Cash reserves	$ 19,263,147	$ 14,342,075
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	854,994	9,310
Foreign currency [member]
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	163,802	$ 70,406
Episol [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	29,970
Covipacifico [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	663,196
Covioriente [member] | Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	152,518
Covioriente [member] | Foreign currency [member]
Disclosure of cash and cash equivalents [line items]
Cash held for specific purposes	$ 93,396